First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments
October 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 5.2%
6,731	General Dynamics Corp.	$1,624,258
3,821	Huntington Ingalls Industries, Inc.	839,932
2,024	Lockheed Martin Corp.	920,191
2,068	Northrop Grumman Corp.	974,917
		4,359,298
	Beverages — 3.8%
35,671	Coca-Cola (The) Co.	2,015,055
7,430	PepsiCo, Inc.	1,213,170
		3,228,225
	Capital Markets — 4.6%
8,132	Cboe Global Markets, Inc.	1,332,754
6,892	CME Group, Inc.	1,471,166
9,669	Intercontinental Exchange, Inc.	1,038,837
		3,842,757
	Chemicals — 1.9%
4,995	Ecolab, Inc.	837,861
2,035	Linde PLC	777,696
		1,615,557
	Commercial Services & Supplies — 4.6%
1,463	Cintas Corp.	741,916
10,563	Republic Services, Inc.	1,568,500
9,490	Waste Management, Inc.	1,559,492
		3,869,908
	Communications Equipment — 3.7%
30,207	Cisco Systems, Inc.	1,574,691
5,525	Motorola Solutions, Inc.	1,538,491
		3,113,182
	Consumer Staples Distribution & Retail — 2.6%
13,544	Walmart, Inc.	2,213,225
	Distributors — 0.8%
16,252	LKQ Corp.	713,788
	Electric Utilities — 2.6%
27,495	Exelon Corp.	1,070,655
47,094	PPL Corp.	1,157,100
		2,227,755
	Electrical Equipment — 1.1%
6,338	AMETEK, Inc.	892,200
	Electronic Equipment, Instruments & Components — 3.3%
17,578	Amphenol Corp., Class A	1,415,908
11,306	TE Connectivity Ltd.	1,332,412
		2,748,320
Shares	Description	Value

	Entertainment — 1.4%
9,176	Electronic Arts, Inc.	$1,135,897
	Financial Services — 4.7%
6,117	Berkshire Hathaway, Inc., Class B (a)	2,087,916
2,185	Mastercard, Inc., Class A	822,325
4,522	Visa, Inc., Class A	1,063,122
		3,973,363
	Food Products — 3.3%
3,337	Hershey (The) Co.	625,187
4,271	J.M. Smucker (The) Co.	486,211
10,971	Kellanova	553,706
9,597	Kraft Heinz (The) Co.	301,922
11,260	Mondelez International, Inc., Class A	745,524
2,742	WK Kellogg Co. (a)	27,475
		2,740,025
	Ground Transportation — 0.9%
4,078	Norfolk Southern Corp.	778,042
	Health Care Equipment & Supplies — 2.2%
3,579	Becton, Dickinson & Co.	904,700
17,971	Boston Scientific Corp. (a)	919,935
		1,824,635
	Health Care Providers & Services — 4.0%
7,185	Cencora, Inc.	1,330,303
5,334	Laboratory Corp. of America Holdings	1,065,360
7,334	Quest Diagnostics, Inc.	954,153
		3,349,816
	Hotels, Restaurants & Leisure — 5.5%
5,918	Darden Restaurants, Inc.	861,247
7,403	McDonald’s Corp.	1,940,844
14,965	Yum! Brands, Inc.	1,808,670
		4,610,761
	Household Durables — 1.5%
11,944	Garmin Ltd.	1,224,618
	Household Products — 4.0%
4,773	Church & Dwight Co., Inc.	434,056
8,843	Colgate-Palmolive Co.	664,286
9,773	Kimberly-Clark Corp.	1,169,242
7,194	Procter & Gamble (The) Co.	1,079,316
		3,346,900
	Industrial Conglomerates — 0.9%
4,214	Honeywell International, Inc.	772,258

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance — 5.5%
3,008	Aon PLC, Class A	$930,675
4,545	Arthur J. Gallagher & Co.	1,070,302
14,084	Loews Corp.	901,517
9,066	Marsh & McLennan Cos., Inc.	1,719,367
		4,621,861
	IT Services — 4.3%
15,016	International Business Machines Corp.	2,171,914
7,262	VeriSign, Inc. (a)	1,449,931
		3,621,845
	Multi-Utilities — 2.9%
13,924	Consolidated Edison, Inc.	1,222,388
17,334	Sempra	1,213,900
		2,436,288
	Oil, Gas & Consumable Fuels — 3.5%
88,130	Kinder Morgan, Inc.	1,427,706
3,565	Pioneer Natural Resources Co.	852,035
18,106	Williams (The) Cos., Inc.	622,846
		2,902,587
	Pharmaceuticals — 5.2%
25,249	Bristol-Myers Squibb Co.	1,301,081
10,265	Johnson & Johnson	1,522,710
8,133	Merck & Co., Inc.	835,259
23,347	Pfizer, Inc.	713,485
		4,372,535
	Professional Services — 0.8%
3,200	Automatic Data Processing, Inc.	698,304
	Residential REITs — 1.1%
8,561	Equity Residential	473,680
3,771	Mid-America Apartment Communities, Inc.	445,544
		919,224
	Retail REITs — 1.2%
21,101	Realty Income Corp.	999,765
	Software — 4.2%
9,611	PTC, Inc. (a)	1,349,577
4,398	Roper Technologies, Inc.	2,148,731
		3,498,308
	Specialized REITs — 1.0%
30,927	VICI Properties, Inc.	862,863
	Specialty Retail — 2.4%
1,249	O’Reilly Automotive, Inc. (a)	1,162,119
9,751	TJX (The) Cos., Inc.	858,771
		2,020,890
	Technology Hardware, Storage & Peripherals — 1.6%
7,684	Apple, Inc.	1,312,197
Shares	Description	Value

	Tobacco — 2.6%
40,207	Altria Group, Inc.	$1,615,115
6,848	Philip Morris International, Inc.	610,568
		2,225,683
	Wireless Telecommunication Services — 1.0%
5,675	T-Mobile US, Inc. (a)	816,406

	Total Investments — 99.9%	83,889,286
	(Cost $84,509,036)
	Net Other Assets and Liabilities — 0.1%	105,169
	Net Assets — 100.0%	$83,994,455

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 83,889,286	$ 83,889,286	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments
October 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.4%
	Australia — 6.8%
8,237	ANZ Group Holdings Ltd. (AUD) (c)	$129,889
40,752	Brambles Ltd. (AUD) (c)	340,105
29,587	Coles Group Ltd. (AUD) (c)	287,162
2,029	Commonwealth Bank of Australia (AUD) (c)	124,816
983	CSL Ltd. (AUD) (c)	145,279
55,607	GPT Group (The) (AUD) (c)	128,331
41,759	Lottery (The) Corp., Ltd. (AUD) (c)	120,540
12,668	Orica Ltd. (AUD) (c)	118,369
121,051	Telstra Group Ltd. (AUD) (c)	293,534
8,721	Washington H Soul Pattinson & Co., Ltd. (AUD) (c)	185,791
3,857	Wesfarmers Ltd. (AUD) (c)	124,094
11,872	Westpac Banking Corp. (AUD) (c)	155,900
8,721	Woolworths Group Ltd. (AUD) (c)	195,217
		2,349,027
	Belgium — 1.6%
3,186	Anheuser-Busch InBev S.A./N.V. (EUR) (c)	181,277
2,317	Groupe Bruxelles Lambert N.V. (EUR) (c)	169,467
2,614	UCB S.A. (EUR) (c)	191,188
		541,932
	Bermuda — 1.5%
40,028	CK Infrastructure Holdings Ltd. (HKD) (c)	185,532
44,900	Hongkong Land Holdings Ltd. (c)	142,410
4,800	Jardine Matheson Holdings Ltd.	193,440
		521,382
	Cayman Islands — 1.2%
39,163	CK Asset Holdings Ltd. (HKD) (c)	195,749
40,369	CK Hutchison Holdings Ltd. (HKD) (c)	204,360
		400,109
	Denmark — 0.9%
1,120	Carlsberg A.S., Class B (DKK) (c)	133,474
9,136	Tryg A.S. (DKK) (c)	178,404
		311,878
	France — 7.3%
849	Air Liquide S.A. (EUR) (c)	145,478
3,535	Bouygues S.A. (EUR) (c)	124,358
5,712	Bureau Veritas S.A. (EUR) (c)	130,107
6,123	Danone S.A. (EUR) (c)	364,260
Shares	Description	Value

	France (Continued)
3,722	Edenred SE (EUR) (c)	$198,127
8,346	Engie S.A. (EUR) (c)	132,742
9,885	Getlink SE (EUR) (c)	159,630
5,429	Klepierre S.A. (EUR) (c)	131,837
32,417	Orange S.A. (EUR) (c)	381,290
1,108	Pernod Ricard S.A. (EUR) (c)	196,755
1,389	Sanofi S.A. (EUR) (c)	126,130
1,525	Sodexo S.A. (EUR) (c)	161,389
4,078	Veolia Environnement S.A. (EUR) (c)	111,739
1,389	Vinci S.A. (EUR) (c)	153,588
		2,517,430
	Germany — 4.8%
643	Allianz SE (EUR) (c)	150,618
1,049	Bayerische Motoren Werke AG (EUR) (c)	97,562
2,390	Beiersdorf AG (EUR) (c)	314,333
909	Deutsche Boerse AG (EUR) (c)	149,618
10,300	Deutsche Telekom AG (EUR) (c)	223,548
14,535	E.ON SE (EUR) (c)	172,939
3,033	GEA Group AG (EUR) (c)	103,730
1,696	Mercedes-Benz Group AG (EUR) (c)	99,783
497	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR) (c)	199,450
3,565	RWE AG (EUR) (c)	136,416
		1,647,997
	Hong Kong — 4.7%
67,786	BOC Hong Kong Holdings Ltd. (HKD) (c)	179,263
29,192	CLP Holdings Ltd. (HKD) (c)	213,650
13,924	Hang Seng Bank Ltd. (HKD) (c)	159,194
250,849	Hong Kong & China Gas Co. Ltd. (HKD) (c)	174,618
102,218	MTR Corp., Ltd. (HKD) (c)	382,110
74,247	Power Assets Holdings Ltd. (HKD) (c)	354,962
14,893	Sun Hung Kai Properties, Ltd. (HKD) (c)	152,932
		1,616,729
	Ireland — 0.3%
1,219	Kerry Group PLC, Class A (EUR) (c)	94,160
	Israel — 0.4%
1,080	Check Point Software Technologies Ltd. (d)	144,990

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Italy — 1.5%
5,314	Assicurazioni Generali S.p.A. (EUR) (c)	$105,556
11,694	Poste Italiane S.p.A. (EUR) (c) (e) (f)	115,773
30,287	Snam S.p.A. (EUR) (c)	138,882
20,304	Terna-Rete Elettrica Nazionale (EUR) (c)	155,469
		515,680
	Japan — 25.8%
10,600	Aeon Co. Ltd. (JPY) (c)	223,020
5,100	AGC, Inc. (JPY) (c)	173,497
6,100	ANA Holdings, Inc. (JPY) (c) (d)	119,754
2,800	Asahi Group Holdings Ltd (JPY) (c)	101,277
15,500	Asahi Kasei Corp. (JPY) (c)	95,291
3,100	Bridgestone Corp. (JPY) (c)	117,320
4,100	Canon, Inc. (JPY) (c)	96,927
8,400	Central Japan Railway Co. (JPY) (c)	189,071
6,700	Chubu Electric Power Co., Inc. (JPY) (c)	80,964
800	Daito Trust Construction Co., Ltd. (JPY) (c)	85,813
7,300	Daiwa House Industry Co., Ltd. (JPY) (c)	200,791
12,600	Daiwa Securities Group, Inc. (JPY) (c)	72,658
3,600	East Japan Railway Co. (JPY) (c)	186,974
1,700	FUJIFILM Holdings Corp. (JPY) (c)	92,986
6,800	Hankyu Hanshin Holdings, Inc. (JPY) (c)	213,953
42,600	Hulic Co., Ltd. (JPY) (c)	390,563
5,800	Japan Exchange Group, Inc. (JPY) (c)	114,694
10,900	Japan Tobacco, Inc. (JPY) (c)	253,740
2,000	Kao Corp. (JPY) (c)	72,968
12,100	KDDI Corp. (JPY) (c)	361,968
3,000	Keio Corp. (JPY) (c)	89,023
5,000	Kintetsu Group Holdings Co., Ltd. (JPY) (c)	140,684
14,600	Kirin Holdings Co., Ltd. (JPY) (c)	205,178
2,000	Kobayashi Pharmaceutical Co., Ltd. (JPY) (c)	82,567
2,900	Kyocera Corp. (JPY) (c)	142,945
14,400	McDonald’s Holdings Co., Japan Ltd. (JPY) (c)	560,272
Shares	Description	Value

	Japan (Continued)
4,000	MEIJI Holdings Co., Ltd. (JPY) (c)	$98,456
18,400	Mitsubishi Chemical Group Corp. (JPY) (c)	104,118
9,200	Mitsubishi Estate Co., Ltd. (JPY) (c)	117,763
1,800	Nintendo Co., Ltd. (JPY) (c)	74,366
1,300	NIPPON EXPRESS HOLDINGS, Inc. (JPY) (c)	66,814
183,500	Nippon Telegraph & Telephone Corp. (JPY) (c)	215,938
12,800	Nisshin Seifun Group Inc. (JPY) (c)	193,073
1,100	Nissin Foods Holdings Co., Ltd. (JPY) (c)	95,710
4,000	Nomura Real Estate Holdings, Inc. (JPY) (c)	93,424
700	Obic Co., Ltd. (JPY) (c)	103,471
21,300	Oji Holdings Corp. (JPY) (c)	91,098
10,500	Osaka Gas Co., Ltd. (JPY) (c)	198,007
4,000	Otsuka Holdings Co., Ltd. (JPY) (c)	134,584
6,400	SCSK Corp. (JPY) (c)	109,250
1,700	Secom Co., Ltd. (JPY) (c)	118,073
7,800	Sekisui Chemical Co., Ltd. (JPY) (c)	106,836
9,300	Sekisui House Ltd. (JPY) (c)	182,120
17,900	Shimizu Corp. (JPY) (c)	127,385
4,000	Shionogi & Co., Ltd. (JPY) (c)	186,259
62,200	SoftBank Corp. (JPY) (c)	703,287
26,500	Sumitomo Chemical Co., Ltd. (JPY) (c)	67,357
6,400	Sumitomo Electric Industries Ltd. (JPY) (c)	67,189
10,400	Takeda Pharmaceutical Co., Ltd. (JPY) (c)	282,305
5,000	Tobu Railway Co., Ltd. (JPY) (c)	120,347
4,300	Toho Co., Ltd. (JPY) (c)	146,901
15,300	Tokyu Corp. (JPY) (c)	172,722
7,100	Tosoh Corp. (JPY) (c)	86,934
12,500	USS Co., Ltd. (JPY) (c)	218,486
3,100	West Japan Railway Co. (JPY) (c)	118,155
		8,865,326
	Netherlands — 6.9%
1,836	Akzo Nobel N.V. (EUR) (c)	123,168
15,773	Davide Campari-Milano N.V. (EUR) (c)	174,351
7,089	Ferrovial SE (EUR) (c)	213,351
2,581	Heineken Holding N.V. (EUR) (c)	196,371

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Netherlands (Continued)
1,929	Heineken N.V. (EUR) (c)	$173,308
12,987	Koninklijke Ahold Delhaize N.V. (EUR) (c)	384,568
197,345	Koninklijke KPN N.V. (EUR) (c)	663,312
6,857	QIAGEN N.V. (EUR) (c) (d)	255,548
1,383	Wolters Kluwer N.V. (EUR) (c)	177,447
		2,361,424
	New Zealand — 1.2%
35,658	Auckland International Airport Ltd. (NZD) (c)	152,520
87,184	Spark New Zealand Ltd. (NZD) (c)	253,106
		405,626
	Norway — 0.7%
25,316	Orkla ASA (NOK) (c)	174,491
7,722	Telenor ASA (NOK) (c)	78,937
		253,428
	Singapore — 14.5%
127,700	CapitaLand Ascendas REIT (SGD) (c)	242,636
161,600	CapitaLand Integrated Commercial Trust (SGD) (c)	207,692
53,100	City Developments Ltd. (SGD) (c)	245,099
19,600	DBS Group Holdings Ltd. (SGD) (c)	470,857
258,600	Genting Singapore Ltd. (SGD) (c)	162,467
6,100	Jardine Cycle & Carriage Ltd. (SGD) (c)	125,659
127,500	Mapletree Logistics Trust (SGD) (c)	136,916
133,900	Mapletree Pan Asia Commercial Trust (SGD) (c)	130,138
74,100	Oversea-Chinese Banking Corp., Ltd. (SGD) (c)	686,990
47,700	Singapore Airlines Ltd. (SGD) (c)	212,993
71,000	Singapore Exchange Ltd. (SGD) (c)	491,580
162,000	Singapore Technologies Engineering Ltd. (SGD) (c)	444,732
168,800	Singapore Telecommunications Ltd. (SGD) (c)	293,319
24,400	United Overseas Bank Ltd. (SGD) (c)	481,283
36,200	UOL Group Ltd. (SGD) (c)	155,907
Shares	Description	Value

	Singapore (Continued)
18,000	Venture Corp., Ltd. (SGD) (c)	$153,690
128,900	Wilmar International Ltd. (SGD) (c)	335,112
		4,977,070
	Spain — 3.1%
5,533	ACS Actividades de Construccion y Servicios S.A. (EUR) (c)	200,095
16,625	Enagas S.A. (EUR) (c)	278,115
21,612	Iberdrola S.A. (EUR) (c)	240,369
5,311	Naturgy Energy Group S.A. (EUR) (c)	150,273
12,877	Redeia Corp., S.A. (EUR) (c)	200,816
		1,069,668
	Sweden — 0.5%
4,111	Essity AB, Class B (SEK) (c)	93,739
41,919	Telia Co., AB (SEK) (c)	88,866
		182,605
	Switzerland — 6.2%
826	Baloise Holding AG (CHF) (c)	118,602
6,096	Coca-Cola HBC AG (GBP) (c)	158,262
3,476	Nestle S.A. (CHF) (c)	374,848
2,241	Novartis AG (CHF) (c)	209,801
930	Roche Holding AG (CHF) (c)	239,670
449	Sandoz Group AG (CHF) (d)	11,674
1,801	SGS S.A. (CHF) (c)	147,089
2,143	Swiss Prime Site AG (CHF) (c)	199,187
783	Swisscom AG (CHF) (c)	469,165
402	Zurich Insurance Group AG (CHF) (c)	190,947
		2,119,245
	United Kingdom — 9.5%
8,531	Bunzl PLC (GBP) (c)	304,354
6,374	Coca-Cola Europacific Partners PLC	372,943
13,044	Compass Group PLC (GBP) (c)	328,857
11,902	GSK PLC (GBP) (c)	212,174
2,465	Intertek Group PLC (GBP) (c)	114,804
1,529	London Stock Exchange Group PLC (GBP) (c)	154,269
12,795	National Grid PLC (GBP) (c)	152,555
4,752	Reckitt Benckiser Group PLC (GBP) (c)	317,942
5,597	RELX PLC (GBP) (c)	195,490
11,667	Sage Group (The) PLC (GBP) (c)	137,832
11,912	Smiths Group PLC (GBP) (c)	233,662
40,005	Tesco PLC (GBP) (c)	131,279

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United Kingdom (Continued)
10,250	Unilever PLC (GBP) (c)	$485,447
11,101	United Utilities Group PLC (GBP) (c)	143,576
		3,285,184

	Total Investments — 99.4%	34,180,890
	(Cost $36,689,876)
	Net Other Assets and Liabilities — 0.6%	216,212
	Net Assets — 100.0%	$34,397,102

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At October 31, 2023, securities
noted as such are valued at $33,457,843 or 97.3% of net
assets. Certain of these securities are fair valued using a
factor provided by a third-party pricing service due to the
change in value between the foreign markets’ close and the
New York Stock Exchange close exceeding a certain
threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(d)	Non-income producing security.
(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Consumer Staples	18.9%
Industrials	18.0
Financials	14.6
Communication Services	12.4
Utilities	9.4
Real Estate	8.7
Consumer Discretionary	6.9
Health Care	5.8
Information Technology	2.9
Materials	2.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
JPY	25.9%
EUR	25.6
SGD	14.6
GBP	9.0
AUD	6.9
HKD	6.5
CHF	5.7
USD	2.5
NZD	1.2
DKK	0.9
NOK	0.7
SEK	0.5
Total	100.0%

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Bermuda	$ 521,382	$ 193,440	$ 327,942	$ —
Israel	144,990	144,990	—	—
Switzerland	2,119,245	11,674	2,107,571	—
United Kingdom	3,285,184	372,943	2,912,241	—
Other Country Categories*	28,110,089	—	28,110,089	—
Total Investments	$34,180,890	$723,047	$33,457,843	$—

*	See Portfolio of Investments for country breakout.

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments
October 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 1.3%
534	Curtiss-Wright Corp.	$106,165
930	Moog, Inc., Class A	107,926
		214,091
	Automobile Components — 0.6%
3,296	Gentex Corp.	94,529
	Banks — 2.9%
2,205	Commerce Bancshares, Inc.	96,711
9,990	F.N.B. Corp.	106,793
13,071	Old National Bancorp	179,073
1,963	Prosperity Bancshares, Inc.	107,062
		489,639
	Biotechnology — 0.6%
4,739	Exelixis, Inc. (a)	97,576
	Building Products — 2.6%
894	Carlisle Cos., Inc.	227,156
598	Lennox International, Inc.	221,583
		448,739
	Capital Markets — 4.6%
796	Affiliated Managers Group, Inc.	97,717
1,552	Evercore, Inc., Class A	202,039
3,121	Federated Hermes, Inc.	98,936
4,169	Janus Henderson Group PLC	96,179
2,877	Jefferies Financial Group, Inc.	92,582
1,762	SEI Investments Co.	94,549
1,742	Stifel Financial Corp.	99,294
		781,296
	Chemicals — 1.7%
1,299	Ashland, Inc.	99,542
843	Balchem Corp.	97,990
1,109	RPM International, Inc.	101,219
		298,751
	Commercial Services & Supplies — 1.8%
2,639	ABM Industries, Inc.	103,818
632	Clean Harbors, Inc. (a)	97,120
669	MSA Safety, Inc.	105,622
		306,560
	Construction & Engineering — 1.7%
1,261	AECOM	96,529
498	EMCOR Group, Inc.	102,912
5,342	MDU Resources Group, Inc.	99,415
		298,856
	Construction Materials — 0.6%
626	Eagle Materials, Inc.	96,348
Shares	Description	Value

	Consumer Finance — 0.7%
1,055	FirstCash Holdings, Inc.	$114,911
	Consumer Staples Distribution & Retail — 3.6%
388	Casey’s General Stores, Inc.	105,501
7,331	Grocery Outlet Holding Corp. (a)	202,849
1,797	Performance Food Group Co. (a)	103,795
5,051	Sprouts Farmers Market, Inc. (a)	212,243
		624,388
	Containers & Packaging — 1.8%
849	AptarGroup, Inc.	103,807
2,452	Silgan Holdings, Inc.	98,227
1,959	Sonoco Products Co.	101,496
		303,530
	Diversified Consumer Services — 1.8%
895	Grand Canyon Education, Inc. (a)	105,905
2,458	H&R Block, Inc.	100,901
1,876	Service Corp. International	102,092
		308,898
	Diversified REITs — 0.6%
4,867	Essential Properties Realty Trust, Inc.	106,831
	Diversified Telecommunication Services — 1.4%
3,613	Cogent Communications Holdings, Inc.	234,773
	Electric Utilities — 3.1%
1,989	ALLETE, Inc.	106,491
1,128	IDACORP, Inc.	106,833
3,170	OGE Energy Corp.	108,414
2,400	PNM Resources, Inc.	101,424
2,582	Portland General Electric Co.	103,332
		526,494
	Electrical Equipment — 1.7%
332	Hubbell, Inc.	89,673
4,131	nVent Electric PLC	198,825
		288,498
	Electronic Equipment, Instruments & Components — 5.2%
818	Arrow Electronics, Inc. (a)	92,769
2,169	Avnet, Inc.	100,490
722	Insight Enterprises, Inc. (a)	103,463
850	Jabil, Inc.	104,380
875	Littelfuse, Inc.	189,586
874	OSI Systems, Inc. (a)	91,132

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
1,133	Plexus Corp. (a)	$111,397
1,043	TD SYNNEX Corp.	95,622
		888,839
	Financial Services — 1.9%
2,189	Essent Group Ltd.	103,408
6,259	MGIC Investment Corp.	105,402
1,965	Mr. Cooper Group, Inc. (a)	111,081
		319,891
	Food Products — 3.0%
4,763	Flowers Foods, Inc.	104,453
1,080	Ingredion, Inc.	101,066
650	J & J Snack Foods Corp.	101,796
640	Lancaster Colony Corp.	108,269
1,239	Post Holdings, Inc. (a)	99,467
		515,051
	Gas Utilities — 2.4%
2,018	National Fuel Gas Co.	102,817
2,591	New Jersey Resources Corp.	105,143
1,519	ONE Gas, Inc.	91,747
1,890	Spire, Inc.	105,141
		404,848
	Ground Transportation — 1.2%
2,138	Knight-Swift Transportation Holdings, Inc.	104,527
593	Landstar System, Inc.	97,714
		202,241
	Health Care Equipment & Supplies — 1.6%
1,999	Enovis Corp. (a)	91,754
3,751	Envista Holdings Corp. (a)	87,286
2,107	Globus Medical, Inc., Class A (a)	96,311
		275,351
	Health Care Providers & Services — 3.9%
1,511	Acadia Healthcare Co., Inc. (a)	111,074
204	Chemed Corp.	114,781
1,567	Encompass Health Corp.	98,031
1,133	Ensign Group (The), Inc.	109,448
7,874	Patterson Cos., Inc.	239,842
		673,176
	Health Care REITs — 3.0%
5,197	CareTrust REIT, Inc.	111,839
7,077	Healthcare Realty Trust, Inc.	101,555
3,193	Omega Healthcare Investors, Inc.	105,688
Shares	Description	Value

	Health Care REITs (Continued)
8,772	Physicians Realty Trust	$95,264
7,607	Sabra Health Care REIT, Inc.	103,760
		518,106
	Hotels, Restaurants & Leisure — 3.0%
859	Choice Hotels International, Inc.	94,920
924	Churchill Downs, Inc.	101,492
1,556	Papa John’s International, Inc.	101,171
1,110	Texas Roadhouse, Inc.	112,709
5,202	Wendy’s (The) Co.	98,942
		509,234
	Household Products — 0.6%
3,303	Energizer Holdings, Inc.	104,309
	Independent Power and Renewable Electricity Producers — 0.5%
1,524	Ormat Technologies, Inc.	93,787
	Industrial REITs — 1.7%
637	EastGroup Properties, Inc.	103,990
2,229	First Industrial Realty Trust, Inc.	94,287
2,131	Rexford Industrial Realty, Inc.	92,144
		290,421
	Insurance — 6.3%
943	American Financial Group, Inc.	103,127
1,863	First American Financial Corp.	95,833
956	Hanover Insurance Group (The), Inc.	112,053
3,893	Old Republic International Corp.	106,590
538	Primerica, Inc.	102,844
724	Reinsurance Group of America, Inc.	108,216
1,061	RenaissanceRe Holdings Ltd.	232,985
768	RLI Corp.	102,328
1,019	Selective Insurance Group, Inc.	106,088
		1,070,064
	Leisure Products — 0.5%
4,789	Mattel, Inc. (a)	91,374
	Machinery — 5.2%
1,702	AGCO Corp.	195,151
1,764	Donaldson Co., Inc.	101,712
2,704	Flowserve Corp.	99,291
1,443	Graco, Inc.	107,287
1,071	ITT, Inc.	99,978
579	Lincoln Electric Holdings, Inc.	101,209
827	Middleby (The) Corp. (a)	93,344
1,103	Oshkosh Corp.	96,766
		894,738

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Marine Transportation — 0.6%
1,264	Kirby Corp. (a)	$94,421
	Media — 0.6%
2,582	New York Times (The) Co., Class A	104,081
	Metals & Mining — 1.2%
404	Reliance Steel & Aluminum Co.	102,769
993	Royal Gold, Inc.	103,600
		206,369
	Mortgage REITs — 0.8%
9,400	ARMOUR Residential REIT, Inc.	136,958
	Multi-Utilities — 1.8%
3,302	Avista Corp.	104,640
2,082	Black Hills Corp.	100,665
2,204	Northwestern Energy Group, Inc.	105,814
		311,119
	Office REITs — 0.6%
4,458	COPT Defense Properties	101,642
	Oil, Gas & Consumable Fuels — 0.6%
1,993	DT Midstream, Inc.	107,562
	Pharmaceuticals — 1.2%
806	Jazz Pharmaceuticals PLC (a)	102,378
1,810	Prestige Consumer Healthcare, Inc. (a)	107,442
		209,820
	Professional Services — 5.6%
336	CACI International, Inc., Class A (a)	109,119
1,221	Exponent, Inc.	89,487
1,167	FTI Consulting, Inc. (a)	247,708
2,922	Genpact Ltd.	98,004
1,789	KBR, Inc.	104,030
1,455	ManpowerGroup, Inc.	101,806
1,419	Maximus, Inc.	106,028
996	Science Applications International Corp.	108,803
		964,985
	Residential REITs — 1.1%
3,462	Apartment Income REIT Corp.	101,125
7,534	Independence Realty Trust, Inc.	93,346
		194,471
	Retail REITs — 2.5%
1,922	Agree Realty Corp.	107,517
3,009	NNN REIT, Inc.	109,317
Shares	Description	Value

	Retail REITs (Continued)
8,519	Retail Opportunity Investments Corp.	$100,013
3,186	Spirit Realty Capital, Inc.	114,664
		431,511
	Semiconductors & Semiconductor Equipment — 0.9%
2,398	Cirrus Logic, Inc. (a)	160,498
	Software — 1.2%
1,564	CommVault Systems, Inc. (a)	102,207
1,970	Progress Software Corp.	101,219
		203,426
	Specialized REITs — 1.7%
1,288	Lamar Advertising Co., Class A	105,964
3,330	National Storage Affiliates Trust	94,972
3,784	Rayonier, Inc.	95,508
		296,444
	Specialty Retail — 0.7%
309	Murphy USA, Inc.	112,071
	Textiles, Apparel & Luxury Goods — 1.8%
3,058	Carter’s, Inc.	205,375
1,466	Columbia Sportswear Co.	108,191
		313,566
	Trading Companies & Distributors — 1.2%
958	GATX Corp.	100,188
1,078	MSC Industrial Direct Co., Inc., Class A	102,140
		202,328
	Water Utilities — 2.5%
1,354	American States Water Co.	105,680
4,421	California Water Service Group	215,214
3,096	Essential Utilities, Inc.	103,592
		424,486

	Total Investments — 99.7%	17,061,896
	(Cost $17,321,359)
	Net Other Assets and Liabilities — 0.3%	51,802
	Net Assets — 100.0%	$17,113,698

(a)	Non-income producing security.

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 17,061,896	$ 17,061,896	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund III
Additional Information
October 31, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.